As Filed with the Securities and Exchange Commission

November 3, 2006

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  ___        Post-Effective Amendment No. 1

THORNBURG INVESTMENT TRUST
--------------------------
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM   87501
----------------------------------------------  ---------
(Address of Principal Executive Office)         (Zip Code)

Area Code and Telephone Number:  (505) 984-0200
                                 --------------

Garrett Thornburg
119 East Marcy Street, Suite 202
Santa Fe, New Mexico 87501
--------------------------------
(Name and Address of Agent for Service)

Charles W.N. Thompson, Jr.
Thompson, Rose & Hickey, P.A.
1751 Old Pecos Trail, Suite I
Santa Fe, New Mexico 87505
-----------------------------
(Copies of all Correspondence)

     Approximate date of proposed public offering: This amendment is filed with respect to a registration statement which went effective on July 20, 2006.

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24(f) under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed the notice required by Rule 24(f)-2 with respect to its most recent fiscal year on December 19, 2005.



Explanatory Note
----------------

A form of tax opinion from the Registrant's counsel was previously included as part of post-effective amendment no. 2 to the Registrant's Registration Statement on Form N-14, filed on July 20, 2006. This post-effective amendment no. 3 is being filed at the request of the Staff of the Securities and Exchange Commission to provide a final, execution copy of that tax opinion.


                                PART C
                           OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     (1) Section 10.2 of Thornburg Investment Trust's Agreement and Declaration of Trust generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

     (2) Section 8 of the Trust's Amended Distribution Agreement generally provides that the Trust will indemnify Thornburg Securities Corporation (TSC), its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective, indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

     (3) The directors and officers of Thornburg Investment Management, Inc. (Thornburg) are insured, and the Trustees and officers of the Trust are also insured, under a joint directors and officers liability policy. The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers Thornburg, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertakings set forth in the rules promulgated by the Securities and Exchange Commission:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant or expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final jurisdiction of such issue.

ITEM 16.  EXHIBITS

(1) (a) Limited Term Trust, Agreement and Declaration of Trust, June 3, 1987, incorporated by reference from Registrant's
          Registration Statement on Form N-1A, filed June 12, 1987.

     (b) First Amendment and Supplement to Agreement and Declaration of Trust, August 11, 1987, incorporated by reference from Registrant's pre-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

     (c) Second Amendment and Supplement to Agreement and Declaration of Trust, October 28, 1987, incorporated by reference from Registrant's post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed March 3, 1988.

     (d)  Third, Fourth, Fifth, Sixth and Seventh Amendments to
          Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 13 to its Registration Statement on Form N-1A, filed December 3, 1993.

     (e) Amended and Restated Designation of Series, incorporated by reference from Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A, filed July 27, 1994.

     (f) Ninth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A, filed on July 5, 1995.

     (g) Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A, filed October 2, 1995.

     (h)  First Supplement to Amended and Restated Designation of
          Series, incorporated by reference from Registrant's post-effective amendment no. 26 to its Registration Statement on Form N-1A, filed May 6, 1996.

     (i) Eleventh and Twelfth Amendments and Supplements to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A, filed March 14, 1997.

     (j)  Thirteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 33 to its Registration Statement on Form N-1A, filed March 10, 1998.

     (k)  Fourteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 43 to its Registration Statement on Form N-1A, filed October 13, 2000.

     (l)  Fifteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A, filed January 29, 2001.

     (m)  Sixteenth and Seventeenth Amendments and Supplements to
          Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 51 to its Registration Statement in Form N-1A, filed October 17, 2002.

     (n)  Second Supplement to Amended and Restated Designation of
          Series (as corrected), incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed on June 27, 2003.

     (o)  Eighteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment No. 58 to its Registration Statement on Form N-1A, filed on December 31, 2003.

     (p) Nineteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment No. 64 to its Registration Statement on Form N-1A, filed on May 12, 2006.

     (q) Third Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant's post-effective amendment no. 64 to its Registration Statement on Form N-1A, filed on May 12, 2006.

(2) Amended By-laws of Thornburg Investment Trust(May 20, 2003), incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed June 27, 2003.

(4) A Copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement included in this Registration Statement.

(6) Second Amended and Restated Investment Advisory Agreement, incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(7) Restated Distribution Agreement, incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(9) (a) Form of Custodian Agreement between Registrant and State Street Bank and Company, incorporated by reference from Registrant's post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

     (b) Amendment to Custodian Contract, incorporated by reference from Registrant's post-effective amendment no. 45 to its Registration Statement on Form N-1A, filed August 25, 2001.

(10) (a) Form of Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class R-1), incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed June 27, 2003.

     (b) Thornburg Investment Trust Plan for Multiple Class Distribution, July 1, 1996 (as revised to May 20, 2003), incorporated by reference from Registrant's post-effective amendment no. 55 to its Registration Statement on Form N-1A, filed July 20, 2003.

     (c) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Service Plan), incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

     (d) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class B), incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

     (e) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class C), incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(11) Opinion of counsel, incorporated by reference from Registrant's post-effective amendment no. 2 to its Registration Statement on Form N-14, filed July 20, 2006.

(12) Opinion of counsel (tax), filed herewith.

(14) Consent of independent registered public accounting firm, incorporated by reference from Registrant's post-effective amendment no. 2 to its Registration Statement on Form N-14, filed July 20,
2006.

(16) (a) Power of Attorney of Garrett Thornburg, incorporated by reference from the Registrant's post-effective amendment no. 7 to its Registration Statement on Form N-1A, filed April 19, 1991.

     (b) Power of Attorney of David A. Ater, incorporated by reference from Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A, filed July 5, 1995.

     (c)  Powers of Attorney of James W. Weyhrauch and Brian J.
          McMahon, incorporated by reference from the Registrant's post-effective amendment no. 29 to its Registration
          Statement on Form N-1A, filed on March 14, 1997.

     (d) Power of Attorney of David D. Chase, incorporated by reference from the Registrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A, filed January 29, 2001.

     (e) Power of Attorney of Steven J. Bohlin, incorporated by reference from the Registrant's post-effective amendment no. 53 to its Registration Statement on Form N-1A, filed May 1, 2003.

     (f)  Powers of Attorney of Eliot R. Cutler, Susan H. Dubin and Owen
          D. Van Essen, incorporated by reference from the Registrant's post-effective amendment no. 62 to its Registration Statement on Form N-1A, filed December 1, 2004.



SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this registration statement has been signed on behalf of the Registrant in Santa Fe, New Mexico on November 3, 2006.

The Registrant represents that this post-effective amendment no. 1 meets all of the requirements for effectiveness under paragraph (b) of Rule 485.

THORNBURG INVESTMENT TRUST


By:               *
    ---------------------------------
    Brian J. McMahon, President


As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


                  *
---------------------------------
Brian J. McMahon, Trustee, President
and principal executive officer


                  *
------------------------------------
Steven J. Bohlin, Vice President,
Treasurer and principal financial
and accounting officer


                  *
------------------------------------
Garrett Thornburg, Trustee


                  *
------------------------------------
David D. Chase, Trustee


                  *
------------------------------------
David A. Ater, Trustee


                 *
------------------------------------
James W. Weyhrauch, Trustee


                 *
------------------------------------
Eliot R. Cutler, Trustee


                  *
------------------------------------
Susan H. Dubin, Trustee


                  *
------------------------------------
Owen D. Van Essen, Trustee



* By:  /s/ Charles W.N. Thompson, Jr.
       -----------------------------
       Charles W.N. Thompson, Jr.

                                               Dated: November 3, 2006


EXHIBITS

(12)	Opinion of counsel (tax)



Exhibit (12)

Thompson, Rose & Hickey, P.A.    ATTORNEYS AND COUNSELORS AT LAW

1751 Old Pecos Trail, Suite I  -  Santa Fe, New Mexico  87505 -
Telephone (505) 988-2900 - FAX (505) 988-2901

           John M. Hickey   ext. 106;  e-mail jhickey@trhpa.com)
               Julia B. Rose   (ext. 102; e-mail rose@trhpa.com)
         C.W.N. Thompson, Jr.   (ext. 105;  e-mail cwnt@trhpa.com)
        Daniel H. April   (ext. 103; e-mail dan.april@trhpa.com)


September 15, 2006


Trustees
Thornburg Investment Trust
119 East Marcy Street
Santa Fe, New Mexico  87501

Re: Plan of Reorganization made as of the 1st day of June 2006 by Thornburg Investment Trust, acting in respect of Thornburg
Intermediate Municipal Fund (the "National Fund") and Thornburg
Florida Intermediate Municipal Fund (the "Florida Fund," and together with the National Fund, the "Funds").

Ladies and Gentlemen:

     You have requested our opinion as to certain United States federal income tax consequences of the reorganization (the "Reorganization") of each of the National Fund and the Florida Fund described in the above-referenced Plan of Reorganization (the "Plan"). Capitalized terms in this letter not otherwise defined herein have the meaning assigned in the Plan.

     In rendering our opinion, we have reviewed and relied upon (a) the Plan, (b) the proxy materials provided to shareholders of the Florida Fund in connection with the Special Meeting of Shareholders held on September 7, 2006, (c) certain representations concerning the Reorganization made to us by Thornburg Investment Trust and described in our letter dated September 12, 2006 (the "Representation Letter"), (d) all other documents, financial and other reports and corporate minutes which we deemed relevant or appropriate, and (e) such statutes, regulations, rulings and decisions as we deemed material to the rendition of this opinion.

     For purposes of this opinion, we have assumed that each of the Funds at the effective time of the Reorganization satisfies, and following the Reorganization the National Fund will continue to satisfy, the requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

     Based on the foregoing and provided that the Reorganization is carried out in accordance with the Plan and the Representation Letter, it is our opinion that:

     1. The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(C) of the Code, and the Florida Fund and National Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

     2. No gain or loss will be recognized by the Florida Fund upon the transfer of all of its assets to the National Fund in exchange solely for National Fund Shares (except to the extent that such assets consist of contracts described in Section 1256 of the Code) or upon the distribution of National Fund Shares to the Florida Fund's shareholders in exchange for their shares of the Florida Fund.

     3. No gain or loss will be recognized by the National Fund upon the receipt by it of all of the assets of the Florida Fund in exchange solely for National Fund Shares.

     4. The tax basis of the assets of the Florida Fund received by the National Fund will be the same as the tax basis of such assets to the Florida Fund immediately prior to the Reorganization.

     5. The holding period of the assets of the Florida Fund received by the National Fund will include the holding period of those assets in the hands of the Florida Fund immediately prior to the Reorganization.

     6. No gain or loss will be recognized by the shareholders of the Florida Fund upon the exchange of their shares in the Florida Fund for National Fund Shares (including fractional shares to which they may be entitled).

     7. The aggregate tax basis of the National Fund Shares received by the shareholders of the Florida Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Florida Fund held by the Florida Fund's shareholders immediately prior to the Reorganization.

     8. The holding period of the National Fund Shares received by the shareholders of the Florida Fund (including fractional shares to which they may be entitled) will include the holding period of the shares in the Florida Fund surrendered in exchange therefor, provided that the shares surrendered were held as a capital asset as of the effective date of the Reorganization.

     This opinion letter expresses our views only as to United States federal income tax laws in effect as of the date hereof. It represents our best legal judgment as to the matters addressed herein, but is not binding on the Internal Revenue Service or the courts. Accordingly, no assurance can be given that the opinions and analysis expressed herein, if contested, would be sustained by a court. Our opinion is based upon the Code, the applicable Regulations, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this letter.

     Our opinion is conditioned upon the performance by Thornburg
Investment Trust of its undertakings described in the Plan and the Representation Letter.

     This opinion is being rendered to Thornburg Investment Trust, on behalf of the National Fund and the Florida Fund, and may be relied upon only by such Funds and the shareholders of each such Fund.

                                 Very truly yours,

                                 /s/ Thompson, Rose & Hickey, P.A.

                                 Thompson, Rose & Hickey, P.A.